Earnings per share (“EPS”) (Details 1) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share (“EPS”)
Weighted average common shares	132,311,444	135,283,813	136,419,395
Effect of share-based compensation	1,140,198	1,817,821	2,729,074
Weighted average number of common shares	133,451,642	137,101,634	139,148,469